ACCOUNTING POLICIES BUSINESS COMBINATION COMMON CONTROL ACCOUNTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Time Charter Revenue	$ 78,299	$ 71,193	$ 153,226	$ 129,796
Income (Loss), Including Portion Attributable to Noncontrolling Interest	29,927	32,713	62,926	59,460
Scenario, Previously Reported [Member]
Time Charter Revenue		51,483		102,271
Income (Loss), Including Portion Attributable to Noncontrolling Interest		22,333		44,259
Restatement Adjustment [Member]
Time Charter Revenue		19,710		27,525
Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 10,380		$ 15,201